LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Equity Funds–49.80%
iShares Core S&P 500 ETF	173,096	$99,845,235
iShares Core S&P Mid-Cap ETF	369,036	22,998,323
iShares Edge MSCI Min Vol USA ETF	961,667	87,809,814
iShares Russell 2000 ETF	100,775	22,260,190
		232,913,562
Fixed Income Funds–28.80%
iShares Broad USD Investment Grade Corporate Bond ETF	429,193	22,566,968
iShares Core U.S. Aggregate Bond ETF	661,983	67,039,019
iShares Core U.S. Treasury Bond ETF	961,532	22,547,925
iShares MBS ETF	234,961	22,511,613
		134,665,525
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.62%
iShares Edge MSCI Min Vol EAFE ETF	783,518	$60,095,830
iShares Edge MSCI Min Vol Emerging Markets ETF	430,158	26,970,907
		87,066,737
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	13,244,376	13,244,376
		13,244,376
Total Investment Companies (Cost $338,552,642)		467,890,200

TOTAL INVESTMENTS–100.05% (Cost $338,552,642)	467,890,200
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(218,159)
NET ASSETS APPLICABLE TO 35,242,952 SHARES OUTSTANDING–100.00%	$467,672,041

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	Australian Dollar	$207,735	$199,862	12/16/24	$7,873	$—
5	British Pound	417,938	409,051	12/16/24	8,887	—
8	Euro	1,116,650	1,108,896	12/16/24	7,754	—
6	Japanese Yen	527,287	534,267	12/16/24	—	(6,980)
					24,514	(6,980)
Equity Contracts:
17	E-mini MSCI Emerging Markets Index	996,795	933,658	12/20/24	63,137	—
11	E-mini Russell 2000 Index	1,237,060	1,213,481	12/20/24	23,579	—
28	E-mini S&P 500 Index	8,139,950	7,966,679	12/20/24	173,271	—
7	E-mini S&P MidCap 400 Index	2,204,020	2,146,305	12/20/24	57,715	—
23	Euro STOXX 50 Index	1,287,802	1,251,846	12/20/24	35,956	—
4	FTSE 100 Index	443,253	448,737	12/20/24	—	(5,484)
3	OMXS 30 Index	77,564	75,442	10/18/24	2,122	—
1	SPI 200 Index	143,558	141,606	12/19/24	1,952	—
3	TOPIX Index	552,618	536,716	12/12/24	15,902	—
					373,634	(5,484)
Total Futures Contracts					$398,148	$(12,464)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2